BARON

FUNDS®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

Supplement dated June 7, 2018

to Prospectus dated January 26, 2018

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON FIFTH AVENUE GROWTH FUND AND BARON DURABLE ADVANTAGE FUND

Effective Monday, August 6, 2018, in connection with the principal investment strategy of Baron Fifth Avenue Growth Fund and Baron Durable Advantage Fund (the “Funds”), the Prospectus of the Funds is modified as follows:

On page 32 of the Prospectus, the following sentence under “Principal Investment Strategies of the Fund,” which reads as follows: “The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution, or companies with market capitalizations above $10 billion, whichever is smaller.” is deleted in its entirety and replaced with the following: “The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 85th percentile by total market capitalization of the Russell 1000 Growth Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller.”

On page 46 of the Prospectus, the following sentence under “Principal Investment Strategies of the Fund,” which reads as follows: “The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations above the smallest market cap stock in the top 85% of the Russell 1000 Growth Index at reconstitution, or companies with market capitalizations above $10 billion, whichever is smaller.” is deleted in its entirety and replaced with the following: “The Adviser defines large-sized companies as those, at the time of purchase, with market capitalizations no smaller than the top 90th percentile by total market capitalization of the S&P 500 Index at June 30, or companies with market capitalizations above $10 billion, whichever is smaller.”

This information supplements the Prospectus dated January 26, 2018. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

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